Pledged Assets and Collateral (Tables)	12 Months Ended
Mar. 31, 2024
Financial Instruments Pledged as Collateral [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien
At March 31, 2024, assets mortgaged, pledged, or otherwise subject to lien were as follows:

2024
(in millions)
Trading account securities	¥8,517,009
Investment securities	23,050,940
Loans	13,549,723
Other	29,680
Total	¥45,147,352

Pledged Assets Classified by Type of Liabilities
The above pledged assets were classified by type of liabilities to which they related as follows:

2024
(in millions)
Deposits	¥15,059
Payables under repurchase agreements and securities lending transactions	21,893,348
Other short-term borrowings and long-term debt	23,163,698
Other	75,247
Total	¥45,147,352